Staff costs - Additional Information (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr) employee	Dec. 31, 2020 employee
Staff costs
Increase (decrease) in staff costs	SFr 2.3
Increase (decrease) in share-based compensation due to increase in fair value of equity incentive units	SFr 1.8
Increase in wages and salaries		SFr 0.3
Average number of employees | employee		25	22